Income tax - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Beginning Balance	$ 82.0	$ 80.3
Increase in uncertain tax positions	19.9	1.7
Ending Balance	$ 101.9	$ 82.0